Pay vs Performance Disclosure - USD ($)	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 12, 2022	Mar. 31, 2023	Mar. 31, 2023	Mar. 25, 2022	Mar. 26, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for Ravi Vig¹ ($)	Summary Compensation Table Total for Vineet Nargolwala[1] ($)	Compensation Actually Paid to Ravi Vig[1,2,3] ($)	Compensation Actually Paid to Vineet Nargolwala[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs [1] ($)	Average Compensation Actually Paid to Non-PEO NEOs [1,2,3] ($)	Value of Initial Fixed $100 Investment Based on:[4]		Net Income ($ Thousands)	Performance EBIT ($ Thousands) ⁵
							Total Share-holder Return ($)	Peer Group Total Share-holder Return ($)
2023	35,348,581	10,128,514	8,300,753	22,659,744	3,289,690	9,200,243	271.13	141.48	187,494	282,560
2022	11,191,041	—	21,149,326	—	4,272,620	3,460,448	164.86	154.37	119,555	180,627
2021	6,480,109	—	52,343,799	—	2,059,971	14,870,010	142.77	136.02	18,101	96,683

Company Selected Measure Name			Performance EBIT
Named Executive Officers, Footnote [Text Block]	Ravi Vig was our PEO during fiscal years 2021 and 2022, and for a portion of fiscal year 2023 until his retirement on June 13, 2022. Vineet Nargolwala served as our PEO for the portion of fiscal year 2023 beginning as of June 13, 2022. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022		2023
Michael C. Doogue	Christopher E. Brown	Max R. Glover	Sharon S. Briansky
Paul V. Walsh, Jr.	Derek P. D'Antilio	Thomas C. Teebagy, Jr.	Derek P. D'Antilio
	Michael C. Doogue	Paul V. Walsh, Jr.	Michael C. Doogue
Max R. Glover

Peer Group Issuers, Footnote [Text Block]			4. For the relevant fiscal year, represents the cumulative TSR of the SOX Index (“Peer Group TSR”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report, assuming an initial fixed investment point of $100, and that all dividends, if any, were reinvested.
PEO Total Compensation Amount	$ 35,348,581	$ 10,128,514		$ 11,191,041	$ 6,480,109
PEO Actually Paid Compensation Amount	$ 8,300,753	$ 22,659,744		21,149,326	52,343,799
Adjustment To PEO Compensation, Footnote [Text Block]
3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column below are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Ravi Vig	Exclusion of Stock Awards for Ravi Vig ($)	Inclusion of Equity Values for Ravi Vig ($)	Compensation Actually Paid to Ravi Vig ($)
2023	35,348,581	(33,326,906)	6,279,078	8,300,753
2022	11,191,041	(8,955,334)	18,913,619	21,149,326
2021	6,480,109	(5,262,502)	51,126,192	52,343,799

Year	Summary Compensation Table Total for Vineet Nargolwala	Exclusion of Stock Awards for Vineet Nargolwala ($)	Inclusion of Equity Values for Vineet Nargolwala ($)	Compensation Actually Paid to Vineet Nargolwala ($)
2023	10,128,514	(8,365,115)	20,896,345	22,659,744
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Ravi Vig ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Ravi Vig ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Ravi Vig ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Ravi Vig ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Ravi Vig ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Ravi Vig ($)	Total - Inclusion of Equity Values for Ravi Vig ($)
2023	—	—	27,981,229	1,147,290	(22,849,441)	—	6,279,078
2022	11,572,178	7,148,589	—	192,852	—	—	18,913,619
2021	10,618,478	—	—	40,507,714	—	—	51,126,192

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Vineet Nargolwala ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Vineet Nargolwala ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Vineet Nargolwala ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Vineet Nargolwala ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Vineet Nargolwala ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Vineet Nargolwala ($)	Total - Inclusion of Equity Values for Vineet Nargolwala ($)
2023	20,896,345	—	—	—	—	—	20,896,345

Non-PEO NEO Average Total Compensation Amount			$ 3,289,690	4,272,620	2,059,971
Non-PEO NEO Average Compensation Actually Paid Amount			$ 9,200,243	3,460,448	14,870,010
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column below are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	3,289,690	(2,207,852)	8,118,405	9,200,243
2022	4,272,620	(2,982,001)	2,169,829	3,460,448
2021	2,059,971	(1,368,255)	14,178,294	14,870,010

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	5,275,272	2,823,865	—	19,268	—	—	8,118,405
2022	1,474,083	543,371	1,248,596	90,748	(1,186,969)	—	2,169,829
2021	2,760,813	—	—	11,417,481	—	—	14,178,294

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid (“CAP”) to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years. This chart also compares our cumulative TSR over the three most recently completed fiscal years to that of the SOX Index over the same period. TSR amounts reported in the graph assume an initial fixed investment of $100 and that all dividends, if any, were reinvested.

Compensation Actually Paid vs. Net Income [Text Block]			The following chart sets forth the relationship between CAP to our PEOs, the average of CAP to our Non-PEO NEOs, and our net income for each of the three most recently completed fiscal years.
Compensation Actually Paid vs. Company Selected Measure [Text Block]			The following chart sets forth the relationship between CAP to our PEOs, the average of CAP to our Non-PEO NEOs, and Performance EBIT during the three most recently completed fiscal years.
Total Shareholder Return Vs Peer Group [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid (“CAP”) to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years. This chart also compares our cumulative TSR over the three most recently completed fiscal years to that of the SOX Index over the same period. TSR amounts reported in the graph assume an initial fixed investment of $100 and that all dividends, if any, were reinvested.

Tabular List [Table Text Block]

Relative TSR
Performance EBIT
Performance EBITDA
Total Revenue
Strategic Product Revenue

Total Shareholder Return Amount			$ 271.13	164.86	142.77
Peer Group Total Shareholder Return Amount			141.48	154.37	136.02
Net Income (Loss)			$ 187,494,000	$ 119,555,000	$ 18,101,000
Company Selected Measure Amount			282,560,000	180,627,000	96,683,000
PEO Name	Ravi Vig	Vineet Nargolwala		Ravi Vig	Ravi Vig
Additional 402(v) Disclosure [Text Block]			2. The amounts shown represent Compensation Actually Paid to the Company’s PEO for the applicable fiscal year and the average Compensation Actually Paid to our remaining NEOs for the relevant fiscal year, calculated in accordance with Item 402(v) of Regulation S-K, which do not reflect compensation actually earned, realized, or received by the Company’s PEO or non-PEO NEOs. These amounts reflect the total compensation reported in the Summary Compensation Table for the applicable fiscal year, with certain adjustments as described in footnote 3 below.5. We determined that Performance EBIT in our compensation plans, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2023. This performance measure may not have been the most important financial performance measure for fiscal 2022 and 2021, and we may determine a different financial performance measure to be the most important financial performance measure in future years. Performance EBIT is a non-GAAP financial measure explained in Appendix A of this proxy statement.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Relative TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Performance EBIT
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Performance EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Total Revenue
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Strategic Product Revenue
Vig [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 35,348,581			$ 11,191,041	$ 6,480,109
PEO Actually Paid Compensation Amount	8,300,753			21,149,326	52,343,799
Nargolwala [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 10,128,514		0	0
PEO Actually Paid Compensation Amount		22,659,744		0	0
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(33,326,906)			8,955,334	5,262,502
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,279,078	20,896,345		18,913,619	51,126,192
PEO [Member] | Stock Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(8,365,115)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	20,896,345		11,572,178	10,618,478
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0		7,148,589	0
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	27,981,229	0		0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,147,290	0		192,852	40,507,714
PEO [Member] | Additions for Various Reasons [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(22,849,441)	0		0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0		0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (2,207,852)	2,982,001	1,368,255
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			8,118,405	2,169,829	14,178,294
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			5,275,272	1,474,083	2,760,813
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			2,823,865	543,371	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	1,248,596	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			19,268	90,748	11,417,481
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			0	0	0
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards			$ 0	$ 1,186,969	$ 0